OTHER LIABILITIES - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 887	$ 915	$ 919	$ 925
Current year additions	157	220	342	404
Claims paid	(152)	(203)	(322)	(383)
Currency translation adjustment and other	11	9	(36)	(5)
Balance at end of period	$ 903	$ 941	$ 903	$ 941